FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities fair value at June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2022
	Level 1	Level 2	Level 3
	(Unaudited)
Assets:
Money market fund	$51,764	$—	$—
Bank deposits	—	36,308	—
Agency bonds	—	37,432	—
Municipal bonds	—	6,324	—
Commercial paper	—	29,551	—
	$51,764	$109,615	$—
Liabilities:
Warrant liability – Public warrants	$1,912	$—	$—
Warrant liability – Private warrants	—	—	1,375
	1,912	—	1,375

Amounts included in:
Cash and cash equivalents	$51,764	$—	$—
Short-term investments	—	109,615	—
Warrant liability	(1,912)		(1,375)
Total	$49,852	$109,615	$(1,375)
NOTE 11. FAIR VALUE MEASUREMENTS (cont.)

	December 31, 2021
	Level 1	Level 2	Level 3
	(Audited)
Liabilities:
Warrant liability – Public warrants	$10,364	$—	$—
Warrant liability – Private warrants	—	—	10,670
	$10,364	$—	$10,670

Amounts included in:
Warrant liability	$(10,364)	$—	$(10,670)
Total	$(10,364)	$—	$(10,670)
The fair value of the Public Warrants is determined with reference to the prevailing market price for warrants that are trading on Nasdaq under the ticker REEAW.
The Private warrants were valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private warrants is the expected volatility of the Class A ordinary shares. The expected volatility was implied from a blend of the Company’s own share and Public warrant pricing and the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business.
There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

The following table provides the inputs used for Level 3 fair value measurements:

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Share price	$1.16	$5.55
Strike price	$11.50	$11.50
Term (in years)	4.1	4.6
Volatility	87.5%	65.0%
Risk-free rate	3.0%	1.2%
Dividend yield	0.0%	0.0%
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2022	$10,670
Change in fair value	(9,295)
Fair value as of June 30, 2022	$1,375